LONG TERM DEPOSIT	12 Months Ended
Dec. 31, 2013
Long Term Deposits Disclosure [Abstract]
Long Term Deposits Disclosure [Text Block]
4.	LONG TERM DEPOSIT

The long-term deposit is a $10,000 certificate of deposit issued on March 11, 2013 and assigned to the United States Department of the Interiors, Bureau of Land Management, as a reclamation bond for the installation of a bridge crossing the Patterson creek in respect of the Company’s relinquished Idaho project.

This certificate of deposit bears an interest rate of 1.75% per annum and matures on March 11, 2014. It will automatically roll over to maintain the bond in good standing